Stock-Based Compensation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended						12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022		Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation	$ 0		$ 0
Weighted average grant date fair value			$ 7.31		$ 27.18				$ 14.30	$ 62.70
Common stock issued for services					$ 42,500				$ 42,500	$ 467,500
Number of shares authorized for issuance	100,000,000		100,000,000	4,545,455			4,545,455		4,545,455	4,545,455
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation				$ 200,000					$ 200,000
Allocated share based compensation expense	$ 36,000	$ 54,000	$ 89,000		$ 130,000				$ 200,000	$ 700,000
Unrecognized stock-based compensation amortization period									10 months 13 days
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued for services,shares					568	[1]			568	6,250
Common stock issued for services
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued for services,shares		0			568
Common stock issued for services		$ 0			$ 40,000.00
2011 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual term			7 years 10 months 24 days						10 years
Number of options issued			2,273						34,018
Intrinsic value of options outstanding, value											$ 8,000	$ 1,400,000
Allocated share based compensation expense			$ 300,000						$ 900,000
Unrecognized stock-based compensation amortization period			4 months 20 days						9 months 29 days
Fair value vested									$ 2,100,000	$ 3,500,000
2011 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining contractual term			10 years
2011 Plan [Member] | Employee, Director and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares for issuance	209,091		209,091	209,091					209,091
2011 Plan [Member] | Employee, Director and Consultants [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stock percent			100.00%						100.00%
Percentage of outstanding stock owned by stockholders			110.00%						110.00%
2011 Plan [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of vesting shares										35,955
Unrecognized compensation							$ 1,200,000			$ 1,200,000
Term of stock options					10 years				10 years
Exercise price, lower range					$ 44.22					$ 48.84
Exercise price, upper range					$ 49.72				$ 49.72	$ 168.08
2011 Plan [Member] | Employees [Member] | Nonqualified Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of stock options									10 years	10 years
Exercise price, lower range										$ 78.32
Exercise price, upper range									$ 18.48	$ 163.90
2011 Plan [Member] | Employees [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued									31,818	26,818
2011 Plan [Member] | Employees [Member] | Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued									1,064
2011 Plan [Member] | Employees [Member] | Common Stock [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued					1,065
2011 Plan [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of vesting shares										4,167
Unrecognized compensation							$ 100,000			$ 100,000
Term of stock options			10 years							10 years
Exercise price, lower range										$ 69.52
Exercise price, upper range			$ 9.94							$ 75.46
2011 Plan [Member] | Director [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued			2,273							61,856
2011 Plan [Member] | Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of stock options					10 years				10 years	10 years
Exercise price, upper range					$ 31.24				$ 31.24	$ 84.04
2011 Plan [Member] | Consultant [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued					1,137					1,136
2011 Plan [Member] | Consultant [Member] | Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options issued									1,136
2011 Plan [Member] | Employees [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of stock options										10 years
2011 Plan [Member] | Employee, Director and Consultants [Member] | Stock Option Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense	$ 300,000	300,000	$ 500,000		$ 800,000				$ 1,400,000	$ 4,400,000
2011 Plan [Member] | Employee, Director and Consultants [Member] | Stock Option Awards [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense	100,000	200,000	200,000		500,000				700,000	2,600,000
2011 Plan [Member] | Employee, Director and Consultants [Member] | Stock Option Awards [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense	$ 200,000	$ 100,000	300,000		300,000				$ 700,000	$ 1,800,000
2011 Plan [Member] | Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock issued for services,shares									568	6,250
Common stock issued for services									$ 40,000.00	$ 500,000
2015 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense			$ 300		$ 1,200				$ 1,800	$ 10,300
Number of shares authorized for issuance	2,273		2,273	2,273					2,273
Stock repurchased	1,176		1,176	1,218					1,218
Discount from market price, offering date			15.00%						15.00%
Fair value maturity			six-month	six-month	six-month		six-month	six-month
Fair value risk free interest rate			2.91%	0.49%	0.05%		0.07%	0.10%
Fair value volatility rate			75.04%	83.58%	72.99%		88.03%	122.84%
Fair value forfeitures percentage			0.00%	0.00%	0.00%		0.00%	0.00%
Fair value dividend			$ 0	$ 0	$ 0		$ 0	$ 0
2015 Employee Stock Purchase Plan [Member] | Six Month Call on Unvested Share [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair market value of unvested shares percentage			85.00%						85.00%
2015 Employee Stock Purchase Plan [Member] | Six Month Put on Unvested Share [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair market value of unvested shares percentage			15.00%						15.00%

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.